Other non-current liabilities	12 Months Ended
Oct. 31, 2021
Other non-current liabilities [Abstract]
Other non-current liabilities
23 Other non-current liabilities

	October 31, 2021	October 31, 2020
	$m	$m
Accruals	31.3	39.9
	31.3	39.9

Accruals includes employee benefit liability $31.3 million (2020: $30.6 million) that relates to employee obligations in certain countries.